Leases - Supplemental Cash Flow Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 156
Operating cash flows from finance leases	1
ROU assets obtained in exchange for lease obligations:
Operating leases	$ 125